Accounts Receivable, Net (Details) - Schedule of accounts receivable	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Accounts Receivable Abstract
Accounts receivable	¥ 32,098,662	$ 4,608,830	¥ 88,228,296
Allowance for doubtful accounts	(1,185,328)	(170,193)	(682,905)
Total accounts receivable, net	¥ 30,913,334	$ 4,438,637	¥ 87,545,391